Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

15. Related party transactions

        The following parties/ entities are considered to be related parties of the Group:

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
WEI Zhen	Co-founder and CTO
CHENG Yunpeng	Co-founder and COO
ZENG Liqing	Director and a principal shareholder
WANG Bin	Principal shareholder before May 2010
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou")	Equity method investee of the Group
Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Qiming Funds	Principal shareholder

        In March 2009, the five shareholders paid their pro rata share of a RMB2,500,000 to increase (equivalent to $366,129) in the registered capital of Shanghai Taomee. In June 2009, as part of the Reorganization (Note 1), the five shareholders signed a loan agreement with Shanghai Shengran to obtain interest-free loans in a total amount of $366,129 for their respective contributions to the capital of Shanghai Taomee. Shanghai Shengran did not make any loans to the five shareholders as of December 31, 2009, resulting in amounts due to the shareholders of $366,129. Shanghai Shengran subsequently paid the loans in full to the five shareholders in December 2010.

        In June 2009 and May 2012, Shanghai Taomee entered into two agreements with PE to co-develop 3-D online virtual worlds for children. For the years ended December 31, 2010, 2011 and 2012, Shanghai Taomee has paid $31,208, $173,281 and $203,444 royalties and nil, nil, and $200,000 licensing fee to PE, respectively. As of December 31, 2012, the Group had $13,954 royalty fee due to PE.

        In June 2011, Shanghai Shengran entered into an agreement with Taiwan Taomee for the license to Taiwan Taomee of certain operating rights of an online game developed and owned by Shanghai Shengran. Shanghai Shengran also entered into an agreement with Taiwan Taomee for the license of certain offline products which are derived from the online game images. In 2012, Shanghai Shengran licensed Taiwan Taomee two additional online games. For the years ended December 31, 2011 and 2012 revenues generated from Taiwan Taomee were $245,015 and $127,644 for online licensing and $240,160 and $175,500 for offline licensing. As of December 31, 2012, the Group had an amount due from Taiwan Taomee of $185,053.

        In November 2011, the Company entered into a share transfer agreement with Qiming Funds at consideration of $52,989. The Company paid this amount in February 2012. Refer to Note 4 for a detailed description of the share transfer.

        In July 2012, Shanghai Taomee entered into an operating agreement with Chuangyou for the license to Shanghai Taomee of certain operating rights of an online game developed and owned by Chuangyou. For the year ended December 31, 2012, the Group had paid $150,000 as licensing fee and recorded as amount due from Chuangyou.

        In November 2012, Shanghai Shengran provided a RMB 480,000 (equivalent to $76,366) interest-free loan to Chuangyou. Chuangyou paid off the loan in December 2012.